RIGHT-OF-USE ASSET / (LEASE LIABILITIES)	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
RIGHT-OF-USE ASSET / (LEASE LIABILITIES)

21. RIGHT-OF-USE ASSET / (LEASE LIABILITIES)

(a) Amounts recognized in the statement of financial position

The statement of financial position shows the following amounts relating to leases:

	2024	2023
	A$	A$
Right-of-use assets
Right-of-use assets	211,796	509,553

Lease Liabilities
Lease liabilities - Current	(208,719)	(303,570)
Lease liabilities - Non-Current	(22,924)	(229,276)
Total	(231,643)	(532,846)

(b) Amounts recognized in the statement of profit or loss

The statement of profit or loss under general and administrative expenses includes the following amounts relating to leases:

	2024	2023
	A$	A$
Depreciation charge of right-of-use assets
Depreciation Expense (for Leased Assets)	297,780	296,174
Interest expense (included in finance costs)	17,639	29,515

Low value leases	32,094	32,094

During the financial year ended June 30, 2024, the total cash outflow was A$348,906 (2023: A$336,396).